Equity Method Investment (Details)	Dec. 31, 2018 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 18,081
Noncurrent assets
Current liabilities	4,102
Noncurrent liabilities
Equity	$ 13,979